UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David J. Malat
Title:  Chief Financial Officer
Phone:  (646) 289-7711


Signature, Place and Date of Signing:


/s/ David J. Malat                New York, NY               February 14, 2006
----------------------         ---------------------       ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $505,461
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name

1        028-11039                          Rhombus Capital Partners, L.P.
2        028-11040                          Rhombus Capital Overseas Fund, Ltd.

                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (x1000)  PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE    SHARED  NONE
--------------                 --------        -----     -------  -------   --- ----   ----------  ----    ----    ------  ----
ABERCROMBIE & FITCH CO         CL A            002896207  32590    500000   SH         SOLE        1,2    500,000    0       0
ADOLOR CORP                    COM             00724X102   5110    350000   SH         SOLE        1,2    350,000    0       0
ADVANCE AUTO PARTS  INC        COM             00751Y106  14125    325000   SH         SOLE        1,2    325,000    0       0
AMERICAN TOWER CORP            CL A            029912201  21680    800000   SH         SOLE        1,2    800,000    0       0
ARRIS GROUP INC                COM             04269Q100   6250    660000   SH         SOLE        1,2    660,000    0       0
CBS CORP  NEW                  CL B            124857202  33216   1302600   SH         SOLE        1,2  1,302,600    0       0
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109   2347    100000   SH  PUT    SOLE        1,2    100,000    0       0
COCA COLA CO                   COM             191216100   1209     30000   SH         SOLE        1,2     30,000    0       0
CROWN MEDIA  HLDGS INC         CL A            228411104   8820    961800   SH         SOLE        1,2    961,800    0       0
CUMULUS MEDIA INC              CL A            231082108   2918    235100   SH         SOLE        1,2    235,100    0       0
DRUGSTORE COM INC              COM             262241102   1211    425000   SH         SOLE        1,2    425,000    0       0
EBAY INC                       COM             278642103  10360    239700   SH         SOLE        1,2    239,700    0       0
ELECTRONIC ARTS                COM             285512109   2218     42400   SH         SOLE        1,2     42,400    0       0
EMAGIN CORP                    COM             29076N107    570   1000000   SH         SOLE        1,2  1,000,000    0       0
FIRST DATA CORP                COM             319963104  18279    425000   SH         SOLE        1,2    425,000    0       0
GAMESTOP CORP NEW              CL A            36467W109   3363    105700   SH         SOLE        1,2    105,700    0       0
GAMESTOP CORP NEW              CL B            36467W208  13005    450000   SH         SOLE        1,2    450,000    0       0
GOOGLE INC                     CL A            38259P508  43560    105000   SH         SOLE        1,2    105,000    0       0
HARRAHS ENTMT INC              COM             413619107   7692    107900   SH         SOLE        1,2    107,900    0       0
ISHARES TR                     RUSSELL 2000    464287655   1134     17000   SH         SOLE        1,2     17,000    0       0
LIBERTY MEDIA CORP NEW         COM SER A       530718105  13670   1737000   SH         SOLE        1,2  1,737,000    0       0
MEMC ELECTR  MATLS INC         COM             552715104   3326    150000   SH         SOLE        1,2    150,000    0       0
MGM MIRAGE                     COM             552953101  23836    650000   SH         SOLE        1,2    650,000    0       0
MCKESSON CORP                  COM             58155Q103   7739    150000   SH  CALL   SOLE        1,2    150,000    0       0
MOTOROLA INC                   COM             620076109  20713    916900   SH         SOLE        1,2    916,900    0       0
NTL INC DEL                    COM             62940M104  14978    220000   SH         SOLE        1,2    220,000    0       0
NEWS CORP                      CL A            65248E104  14928    960000   SH         SOLE        1,2    960,000    0       0
NEWS CORP                      CL B            65248E203   2492    150000   SH         SOLE        1,2    150,000    0       0
NUVELO INC                     COM NEW         67072M301   2893    356700   SH         SOLE        1,2    356,700    0       0
PENNEY JC CO INC               COM             708160106  17447    313800   SH         SOLE        1,2    313,800    0       0
PIXAR                          COM             725811103   2030     38500   SH         SOLE        1,2     38,500    0       0
PRECISION DRILLING  TR         TR UNIT         740215108  18110    548800   SH         SOLE        1,2    548,800    0       0
ROGERS COMMUNICATIONS INC      CL B            775109200  31695    750000   SH         SOLE        1,2    750,000    0       0
SEARS HLDG CORP                COM             812350106  11553    100000   SH  CALL   SOLE        1,2    100,000    0       0
SEARS HLDG CORP                COM             812350106   8665     75000   SH         SOLE        1,2     75,000    0       0
SPRINT NEXTEL CORP             COM FON         852061100   2497    106900   SH         SOLE        1,2    106,900    0       0
T HQ INC                       COM NEW         872443403   1011     42400   SH         SOLE        1,2     42,400    0       0
TELEWEST GLOBAL INC            COM             87956T107  11910    500000   SH         SOLE        1,2    500,000    0       0
TRANSOCEAN INC                 COM             G90078109   3485     50000   SH  CALL   SOLE        1,2     50,000    0       0
TRANSOCEAN INC                 COM             G90078109  13938    200000   SH         SOLE        1,2    200,000    0       0
TRANSOCEAN INC                 COM             G90078109   3485     50000   SH  CALL   SOLE        1,2     50,000    0       0
UNITED THERAPEUTICS CORP DEL   COM             91307C102   6912    100000   SH         SOLE        1,2    100,000    0       0
VERIFONE HLDGS  INC            COM             92342Y109   1581     62500   SH         SOLE        1,2     62,500    0       0
VIACOM INC NEW                 CLB             92553P201  19279    468500   SH         SOLE        1,2    468,500    0       0
YAHOO INC                      COM             984332106  17631    450000   SH         SOLE        1,2    450,000    0       0


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